MAINLAND CHINA CONTRIBUTION PLAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contribution to employee benefits	$ 3,256	$ 4,029	$ 2,202